Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements

Future minimum payments under these non-cancellable agreements are as follows:

	Payments due by period
	Operating lease obligations	IT related expenses	Total
	RMB	RMB	RMB
For the year ended March 31,
2020	27,398	4,712	32,110
2021	23,886	—	23,886
2022	19,580	—	19,580

Total	70,864	4,712	75,576